Variable interest entity (“VIE”) (Details) - Schedule of Consolidated Statements of Cash Flow of VIE - Variable Interest Entity [Member] - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Variable interest entity [Line Items]
Net cash (used in) provided by operating activities	$ (43,615)	$ 269,596
Net cash used in investing activities	(87,932)	(143,555)
Net cash provided by (used in) financing activities	57,784	(98,199)
Effect of exchange rate changes on cash	385	(5,503)
Net (decrease) increase in cash	(73,378)	22,339
Cash, beginning	115,270	92,931
Cash, ending	$ 41,892	$ 115,270